Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation
The Consolidated Financial Statements include the accounts of FIS, its wholly-owned subsidiaries and subsidiaries that are majority-owned. All significant intercompany profits, transactions and balances have been eliminated in consolidation.

Cash and Cash Equivalents
The Company considers all cash on hand, money market funds and other highly liquid investments with original maturities of three months or less to be cash and cash equivalents. As part of the Company’s payment processing business, the Company provides cash settlement services to financial institutions and state and local governments. These services involve the movement of funds between the various parties associated with automated teller machines ("ATM"), point-of-sale or electronic benefit transactions ("EBT") and this activity results in a balance due to the Company at the end of each business day that it recoups over the next few business days. The in-transit balances due to the Company are included in cash and cash equivalents. The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair value.  As of December 31, 2017, we had cash and cash equivalents of $665 million of which approximately $415 million is held by our foreign entities.

Fair Value Measurements
Fair Value of Assets Acquired and Liabilities Assumed in Business Combinations

ASC Topic 805, Business Combinations, requires an acquirer to recognize, separately from goodwill, the identifiable assets acquired, liabilities assumed, and any noncontrolling interest in the acquiree, and to measure these items generally at their acquisition date fair values. Goodwill is recorded as the residual amount by which the purchase price exceeds the fair value of the net assets acquired. Fair values are determined using the framework outlined below under Fair Value Hierarchy and the methodologies addressed in the individual subheadings. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, we are required to report provisional amounts in the financial statements for the items for which the accounting is incomplete. Adjustments to provisional amounts initially recorded that are identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined. This includes any effect on earnings of changes in depreciation, amortization, or other income effects as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. During the measurement period, we are also required to recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period ends the sooner of one year from the combination date or when we receive the information we were seeking about facts and circumstances that existed as of the acquisition date or learn that more information is not obtainable.

Fair Value of Financial Instruments

The carrying amounts reported in the Consolidated Balance Sheets for receivables and accounts payable approximate their fair values because of their immediate or short-term maturities. The fair value of the Company’s long-term debt is estimated to be approximately $156 million and $183 million higher than the carrying value as of December 31, 2017 and 2016, respectively. These estimates are based on values of trades of our debt in close proximity to year end, which are considered Level 2-type measurements, as discussed below. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company holds, or has held, certain derivative instruments, specifically interest rate swaps and foreign exchange forward contracts. Derivative instruments are valued using Level 2-type measurements.

Fair Value Hierarchy

The authoritative accounting literature defines fair value, establishes a framework for measuring fair value, and establishes a fair value hierarchy based on the quality of inputs used to measure fair value.

The fair value hierarchy includes three levels that are based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). If the inputs used to measure the fair value fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the asset or liability. The three levels of the fair value hierarchy are described below:

Level 1.  Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2.  Inputs to the valuation methodology include:

•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3.  Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurements

Generally accepted accounting principles require that, subsequent to their initial recognition, certain assets be reviewed for impairment on a nonrecurring basis by comparison to their fair value. As more fully discussed in their respective subheadings below, this includes goodwill, long-lived assets, intangible assets, computer software and investments. There were no significant fair value measurement impairments for 2017, 2016 or 2015.

Contingent consideration liabilities recorded in connection with business acquisitions must also be adjusted for changes in fair value until settled.

Derivative Financial Instruments
The Company accounts for derivative financial instruments in accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 815, Derivatives and Hedging. During 2017, 2016 and 2015, the Company engaged in hedging activities relating to its variable rate debt through the use of interest rate swaps. The Company designates these interest rate swaps as cash flow hedges. The estimated fair values of the cash flow hedges are determined using Level 2 type measurements. They are recorded as an asset or liability of the Company and are included in the accompanying Consolidated Balance Sheets in prepaid expenses and other current assets, other non-current assets, accounts payable and accrued liabilities or other long-term liabilities, as appropriate, and as a component of accumulated other comprehensive earnings, net of deferred taxes. A portion of the amount included in accumulated other comprehensive earnings is recorded in interest expense as a yield adjustment as interest payments are made on the Company’s Term and Revolving Loans (Note 12).

The Company's foreign exchange risk management policy permits the use of derivative instruments, such as forward contracts and options, to reduce volatility in the Company's results of operations and/or cash flows resulting from foreign exchange rate fluctuations. During 2017 and 2016, the Company entered into foreign currency forward exchange contracts to hedge foreign currency exposure to intercompany loans. As of December 31, 2017 and 2016, the notional amount of these derivatives was approximately $0 million and $143 million, respectively, and the fair value was nominal. These derivatives have not been designated as hedges for accounting purposes.

The Company also utilizes derivative and non-derivative net investment hedges in order to reduce the volatility in the income statement caused by the impact of changes in foreign currency exchange rates on the investment in foreign denominated operations. The change in fair value of the net investment hedges due to remeasurement of the effective portion, net of tax, is recorded in other comprehensive income (loss). The ineffective portion of these hedging instruments impacts net income when the ineffectiveness occurs.

We also have used currency forward contracts to manage our exposure to fluctuations in costs caused by variations in Indian Rupee ("INR") exchange rates, however, we terminated those contracts in 2017. These INR forward contracts were designated as cash flow hedges. The fair value of these currency forward contracts was determined using currency exchange market rates, obtained from reliable, independent, third party banks, at the balance sheet date. The fair value of forward contracts was subject to changes in currency exchange rates. The Company had no ineffectiveness related to its use of currency forward contracts in connection with INR cash flow hedges.

In September 2015, the Company entered into treasury lock hedges with a total notional amount of $1.0 billion, reducing the risk of changes in the benchmark index component of the 10-year treasury yield. The Company designated these derivatives as cash flow hedges. On October 13, 2015, in conjunction with the pricing of the $4.5 billion senior notes, the Company terminated these treasury lock contracts for a cash settlement payment of $16 million, which was recorded as a component of Other Comprehensive Earnings and will be reclassified as an adjustment to interest expense over the ten years during which the related interest payments that were hedged will be recognized in income.

Trade Receivables
When evaluating the adequacy of the allowance for doubtful accounts, the Company considers historical bad debts, customer creditworthiness, current economic trends, changes in customer payment terms and collection trends. Any change in the assumptions used may result in an additional allowance for doubtful accounts being recognized in the period in which the change occurs.

Settlement Deposits, Receivables and Payables
We manage certain integrated electronic payment services and programs and wealth management processes for our clients that require us to hold and manage client cash balances used to fund their daily settlement activity. Settlement deposits represent funds we hold that were drawn from our clients to facilitate settlement activities. Settlement receivables represent amounts funded by us. Settlement payables consist of settlement deposits from clients, settlement payables to third parties and outstanding checks related to our settlement activities for which the right of offset does not exist or we do not intend to exercise our right of offset. Our accounting policy for such outstanding checks is to include them in settlement payables on the Consolidated Balance Sheets and operating cash flows on the Consolidated Statements of Cash Flows. The payment solution services that give rise to these settlement balances are separate and distinct from those settlement activities referred to under (b) Cash and Cash Equivalents, where the services we provide primarily facilitate the movement of funds.

Goodwill
Goodwill represents the excess of cost over the fair value of identifiable assets acquired and liabilities assumed in business combinations. FASB ASC Topic 350, Intangibles — Goodwill and Other, requires that goodwill and other intangible assets with indefinite useful lives not be amortized, but rather be tested for impairment annually, or more frequently if circumstances indicate potential impairment. The guidance allows an entity first to assess qualitatively whether it is more likely than not that a reporting unit's carrying amount exceeds its fair value, referred to as "step zero." If an entity concludes that it is more likely than not that a reporting unit's fair value is less than its carrying amount (that is, a likelihood of more than 50 percent), the "step one" quantitative assessment must be performed for that reporting unit. ASC Topic 350 provides examples of events and circumstances that should be considered in performing the "step zero" qualitative assessment, including macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, events affecting a reporting unit or the entity as a whole and a sustained decrease in share price.

In applying the quantitative analysis, we determine the fair value of our reporting units based on a weighted average of multiple valuation techniques, principally a combination of an income approach and a market approach, which are Level 3 and Level 2 type measurements. The income approach calculates a value based upon the present value of estimated future cash flows, while the market approach uses earnings multiples of similarly situated guideline public companies. If the fair value of a reporting unit exceeds the carrying value of the reporting unit’s net assets, goodwill is not impaired and further testing is not required. We engaged independent specialists to perform valuations of our reporting units effective January 1, 2015 in conjunction with our re-segmentation. There was a substantial excess of fair value over carrying value for our reporting units in the 2015 independent valuations.

In conjunction with the organizational modifications in the first quarter of 2016, we reallocated goodwill associated with the reclassified businesses based on relative fair values as of January 1, 2016. We refreshed our step zero qualitative analysis identifying no indications of impairment for any of our reporting units.

The Company assesses goodwill for impairment on an annual basis during the fourth quarter using a September 30 measurement date unless circumstances require a more frequent measurement. For each of 2017, 2016, and 2015, we began our assessment with the step zero qualitative analysis. In performing the step zero qualitative analysis for each year, examining those factors most likely to affect our valuations, we concluded that it remained more likely than not that the fair value of each of our reporting units continued to exceed their carrying amounts. Consequently, we did not perform a step one quantitative analysis specifically for the purpose of our annual impairment test in any year presented in these financial statements.

Long-Lived Assets
Long-lived assets and intangible assets with finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset, which are Level 3-type measurements. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Intangible Assets
The Company has intangible assets that consist primarily of customer relationships and trademarks that are recorded in connection with acquisitions at their fair value based on the results of valuation analyses. Customer relationships are amortized over their estimated useful lives using an accelerated method that takes into consideration expected customer attrition rates up to a 10-year period. Intangible assets with finite lives (principally customer relationships and certain trademarks) are reviewed for impairment in accordance with FASB ASC Section 360-10-35, Impairment or Disposal of Long-Lived Assets, while certain trademarks determined to have indefinite lives are reviewed for impairment at least annually in accordance with FASB ASC Topic 350. Similar to the guidance for goodwill, ASC Topic 350 allows an organization to first perform a qualitative assessment of whether it is more likely than not that an asset has been impaired.

We engaged independent specialists to perform a valuation of our indefinite lived intangible assets in 2016 and 2015, using a form of income approach valuation known as the relief-from-royalty method, which is a Level 3-type measurement. For 2017, we began our assessment of indefinite lived intangibles with the step zero qualitative analysis because there was a substantial excess of fair value over carrying value for each of our indefinite-lived intangible assets based on the 2016 and 2015 independent valuations. Based upon the results of these assessments, there were no indications of impairment.

Computer Software
Computer software includes software acquired in business combinations, purchased software and capitalized software development costs. Software acquired in business combinations is generally valued using the relief-from-royalty method, a Level 3-type measurement. Purchased software is recorded at cost and amortized using the straight-line method over its estimated useful life and software acquired in business combinations is recorded at its fair value and amortized using straight-line or accelerated methods over its estimated useful life, ranging from five to 10 years.

The capitalization of software development costs is governed by FASB ASC Subtopic 985-20 if the software is to be sold, leased or otherwise marketed, or by FASB ASC Subtopic 350-40 if the software is for internal use. After the technological feasibility of the software has been established (for software to be marketed) or at the beginning of application development (for internal-use software), software development costs, which primarily include salaries and related payroll costs and costs of independent contractors incurred during development, are capitalized. Research and development costs incurred prior to the establishment of technological feasibility (for software to be marketed) or prior to application development (for internal-use software), are expensed as incurred. Software development costs are amortized on a product-by-product basis commencing on the date of general release (for software to be marketed) or the date placed in service (for internal-use software). Software development costs for software to be marketed are amortized using the greater of (1) the straight-line method over its estimated useful life, which ranges from three to 10 years, or (2) the ratio of current revenues to total anticipated revenues over its useful life.

Deferred Contract Costs
Deferred Contract Costs

The Company incurs costs as a result of both the origination and fulfillment of our contracts with customers. Origination costs relate primarily to the payment of sales commissions that are directly related to sales transactions. Fulfillment costs include the cost of implementation services related to SaaS and other cloud-based arrangements when the implementation service is not distinct from the ongoing service. When origination costs and fulfillment costs that will be used to satisfy future performance obligations are directly related to the execution of our contracts with customers, and the costs are recoverable under the contract, the costs are capitalized as a deferred contract cost.

Origination costs for contracts that contain a distinct software license recognized at a point in time are allocated between the license and all other performance obligations of the contract and amortized according to the pattern of performance for the respective obligations. Otherwise, origination costs are capitalized as a single asset for each contract and amortized using an appropriate single measure of performance considering all of the performance obligations in the contract. The Company amortizes origination costs over the expected benefit period to which the deferred contract cost relates. Origination costs related to initial contracts with a customer are amortized over the lesser of the useful life of the solution or the expected customer relationship period. Commissions paid on renewals are amortized over the renewal period. Capitalized fulfillment costs are amortized over the lesser of the useful life of the solution or the expected customer relationship period.

Property and Equipment
Property and equipment is recorded at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed primarily using the straight-line method based on the estimated useful lives of the related assets: 30 years for buildings and three to seven years for furniture, fixtures and computer equipment. Leasehold improvements are amortized using the straight-line method over the lesser of the initial term of the applicable lease or the estimated useful lives of such assets.

Income Taxes
The Company recognizes deferred income tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities and expected benefits of using net operating loss and credit carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The impact on deferred income taxes of changes in tax rates and laws, if any, is reflected in the Consolidated Financial Statements in the period enacted. A valuation allowance is established for any portion of a deferred income tax asset for which management believes it is more likely than not that the Company will not be able to realize the benefits of all or a portion of that deferred income tax asset.

Revenue Recognition
The Company generates revenues in a number of ways, including from the delivery of account or transaction based processing, professional services, software licensing, software as a service ("SaaS"), business process as a service ("BPaaS"), cloud revenue and software related services.

The Company enters into arrangements with customers to provide services, software and software-related services such as maintenance and implementation and training either individually or as part of an integrated offering of multiple services. At contract inception, the Company assesses the solutions and services promised in its contracts with customers and identifies a performance obligation for each promise to transfer to the customer a solution or service (or bundle of solutions or services) that is distinct - i.e., if a solution or service is separately identifiable from other items in the bundled package and if a customer can benefit from it on its own or with other resources that are readily available to the customer. To identify its performance obligations, the Company considers all of the solutions or services promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices. The Company recognizes revenue when or as it satisfies a performance obligation by transferring control of a solution or service to a customer.

Revenue is measured based on the consideration that the Company expects to receive in a contract with a customer. The Company’s contracts with its customers frequently contain variable consideration. Variable consideration exists when the amount which the Company expects to receive in a contract is based on the occurrence or non-occurrence of future events, such as processing services performed under usage-based pricing arrangements or professional services billed on a time and materials basis. Variable consideration is also present in certain transactions in the form of discounts, credits, price concessions, penalties, and similar items. If the amount of a discount or rebate in a contract is fixed and not contingent, that discount or rebate is not variable consideration. The Company estimates variable consideration in its contracts primarily using the expected value method. In some contracts, the Company applies the most likely amount method by considering the single most likely amount in a limited range of possible consideration amounts. The Company develops estimates of variable consideration on the basis of both historical information and current trends. Variable consideration included in the transaction price is constrained such that a significant revenue reversal is not probable.

Taxes collected from customers and remitted to governmental authorities are not included in revenue. Postage costs associated with print and mail services are accounted for as a fulfillment cost and are included in cost of revenues.

Technology or service components from third parties are frequently embedded in or combined with our applications or service offerings. We are often responsible for billing the client in these arrangements and transmitting the applicable fees to the third party. The Company determines whether it is responsible for providing the actual solution or service as a principal, or for arranging for the solution or service to be provided by the third party as an agent. Judgment is applied to determine whether we are the principal or the agent by evaluating whether the Company has control of the solution or service prior to it being transferred to the customer. The principal versus agent assessment is performed at the performance obligation level. Indicators that the Company considers in determining if it has control include whether the Company is primarily responsible for fulfilling the promise to provide the specified solution or service to the customer, the Company has inventory risk and the Company has discretion in establishing the price the customer ultimately pays for the solution or service. Depending upon the level of our contractual responsibilities and obligations for delivering solutions to end customers, we have arrangements where we are the principal and recognize the gross amount billed to the customer and other arrangements where we are the agent and recognize the net amount retained.

Once the Company has determined the transaction price, the total transaction price is allocated to each performance obligation in a manner depicting the amount of consideration to which the Company expects to be entitled in exchange for transferring the solution(s) or service(s) to the customer (the “allocation objective”). If the allocation objective is met at contractual prices, no allocations are made. Otherwise, the Company allocates the transaction price to each performance obligation identified in the contract on a relative standalone selling price basis, except when the criteria are met for allocating variable consideration or a discount to one or more, but not all, performance obligations in the contract. The Company allocates variable consideration to one or more, but not all performance obligations when the terms of the variable payment relate specifically to the Company’s efforts to satisfy the performance obligation (or transfer the distinct solution or service) and when such allocation is consistent with the allocation objective when considering all performance obligations in the contract. Determining whether the criteria for allocating variable consideration to one or more, but not all, performance obligations in the contract requires significant judgment and may affect the timing and amount of revenue recognized. The Company does not typically meet the requirements to allocate discounts to one or more, but not all, performance obligations in a contract.

In order to determine the standalone selling price of its promised solutions or services, the Company conducts a regular analysis to determine whether various solutions or services have an observable standalone selling price. If the Company does not have an observable standalone selling price for a particular solution or service, then standalone selling price for that particular solution or service is estimated using all information that is reasonably available and maximizing observable inputs with approaches including historical pricing, cost plus a margin, adjusted market assessment, and residual approach.

The following describes the nature of the Company’s primary types of revenues and the revenue recognition policies and significant payment terms as they pertain to the types of transactions the Company enters into with its customers.

Processing Services Revenues

Processing services are primarily comprised of data processing and application management, including our SaaS, BPaaS and cloud offerings. Revenues from processing services are typically volume- or activity-based depending on factors such as the number of accounts processed, transactions or trades processed, users, number of hours of services or computer resources used. The payment terms may include tiered pricing structures with the base tier representing a minimum monthly usage fee. Pricing within the tiers typically resets on a monthly basis and minimum monthly volumes are generally met or exceeded. Contract lengths for processing services typically span multiple years. Payment is generally due in advance or in arrears on a monthly or quarterly basis and may include fixed or variable payment amounts depending on the specific payment terms and activity in the period.

For processing services revenues, the nature of the Company’s promise to the customer is to stand ready to provide continuous access to the Company’s processing platforms and perform an unspecified quantity of outsourced and transaction-processing services for a specified term or terms. Accordingly, processing services are generally viewed as a stand-ready performance obligation comprised of a series of distinct daily services. The Company typically satisfies its processing services performance obligations over time as the services are provided. A time-elapsed output method is used to measure progress because the Company’s efforts are expended evenly throughout the period given the nature of the promise is a stand-ready service. The Company has evaluated its variable payment terms related to its processing services revenues accounted for as a series of distinct days of service and concluded that they generally meet the criteria for allocating variable consideration entirely to one or more, but not all, performance obligations in a contract. Accordingly, when the criteria are met, variable amounts based on the number and type of services performed during a period are allocated to and recognized on the day in which the Company performs the related services. Fixed fees for processing services are generally recognized ratably over the contract period.

Professional Services Revenues

Professional services revenues are comprised of implementation, conversion, and programming services associated with the Company’s data processing and application management agreements, implementation or installation services related to licensed software, and other consulting services. A significant portion of our professional services revenues are derived from contracts for dedicated personnel resources who are often working full-time at a client site and under the client's direction. These revenues generally re-occur as contracts are renewed. Payment terms for professional services may be based on an upfront fixed fee, fixed upon the achievement of milestones, or on a time and materials basis.

In assessing whether implementation services provided on data processing, application management or software agreements are a distinct performance obligation, the Company considers whether the services are both capable of being distinct (i.e., can the customer benefit from the services alone or in combination with other resources that are readily available to the customer) and distinct within the context of the contract (i.e., separately identifiable from the other performance obligations in the contract). Implementation services and other professional services are typically considered distinct performance obligations. However, when these services involve significant customization or modification of an underlying solution or offering, or if the services are complex and not available from a third-party provider and must be completed prior to a customer having the ability to benefit from a solution or offering, then such services and the underlying solution or offering will be accounted for as a combined performance obligation.

The Company’s professional services that are accounted for as distinct performance obligations and that are billed on a fixed fee basis are typically satisfied as services are rendered; thus, the Company uses a cost-based input method, such as cost-to-cost or efforts expended (labor hours), to provide a faithful depiction of the transfer of those services. For professional services that are distinct and billed on a time and materials basis, revenue is generally recognized using an output method that corresponds with the time and materials billed and delivered, which is reflective of the transfer of the services to the customer. Professional services that are not distinct from an associated solution or offering are recognized over the common measure of progress for the overall performance obligation (typically a time-elapsed output measure that corresponds to the period over which the solution or offering is made available to the customer).

License and Software Related Revenues

The Company’s software licenses generally have significant stand-alone functionality to the customer upon delivery and are considered to be functional intellectual property (“IP”). Additionally, the nature of the Company’s promise in granting these software licenses to a customer is typically to provide the customer a right to use the Company’s intellectual property. The Company’s software licenses are generally considered distinct performance obligations, and revenue allocated to the software license is typically recognized at a point in time upon delivery of the license.

In conjunction with software licenses, the Company commonly provides the customer with additional services such as maintenance as well as associated implementation and other professional services related to the software license. Payments for maintenance are typically due annually, quarterly, or monthly in advance. Maintenance is typically comprised of technical support and unspecified updates and upgrades. The Company generally satisfies these performance obligations evenly using a time-elapsed output method over the contract term given there is no discernible pattern of performance. When a software license contract also includes professional services that provide significant modification or customization of the software license, the Company combines the software license and professional services into a single performance obligation, and revenue for the combined performance obligation is recognized as the professional services are provided consistent with the methods described above for professional services revenues.

The Company has contracts where the licensed software is offered in conjunction with hosting services. The licensed software may be considered a separate performance obligation from the hosting services if the customer can take possession of the software during the contractual term without incurring a significant penalty and if it is feasible for the customer to run the software on its own infrastructure or hire a third party to host the software. If the licensed software and hosting services are separately identifiable, license revenues are recognized when the hosting services commence and it is within the customer's control to obtain a copy of the software, and hosting revenues are recognized using the time-elapsed output method as the service is provided. If the software license is not separately identifiable from the hosting service, then the related revenues for the combined performance obligation are recognized ratably over the hosting period.

Occasionally, the Company offers extended payment terms on its license transactions and evaluates whether any potential significant financing components exist. For certain of its business units, the Company will provide a software license through a rental model for customers who would prefer a periodic fee instead of a larger up-front payment. Revenue recognition under these arrangements follow the same recognition pattern as the arrangements outlined above; however, the customer generally pays for the software license and maintenance in monthly or quarterly installments as opposed to an upfront software license fee. Judgment is required to determine whether these arrangements contain a significant financing component. The Company evaluates whether there is a significant difference between the amount of promised consideration over the rental term and the cash selling price of the software license, and the overall impact of the time value of money on the transaction. Rental software license arrangements that include a significant financing component are adjusted for the time value of money at the Company’s incremental borrowing rate by recording a contract asset and interest income. The Company does not adjust the promised amount of consideration for the effects of the time value of money if it is expected, at contract inception, that the period between when the Company transfers a promised solution or service to a customer and when the customer pays for that solution or service will be one year or less.

Hardware and Other Revenues

Hardware and other miscellaneous revenues are generally recognized at a point in time upon delivery. The Company typically does not stock in inventory the hardware solutions sold but arranges for delivery of hardware from third-party suppliers. The Company determines whether hardware delivered from third-party suppliers should be recognized on a gross or net basis by evaluating whether the Company has control of the solution or service prior to it being transferred to the customer.

Material Rights

Some of the Company’s contracts with customers include options for the customer to acquire additional solutions or services in the future, including options to renew existing services. Options may represent a material right to acquire solutions or services if the discount is incremental to the range of discounts typically given for those solutions or services to that class of customer in that geographical area or market, and the customer would not have obtained the option without entering into the contract. If deemed to be a material right, the Company will account for the material right as a separate performance obligation and determine the standalone selling price based on directly observable prices when available. If the standalone selling price is not directly observable, then the Company estimates the standalone selling price to be equal to the discount that the customer would obtain by exercising the option, as adjusted for any discount that the customer would receive without exercising the option and for the likelihood that the option will be exercised.

Recent Accounting Guidance
The Company adopted Topic 606, Revenue from Contracts with Customers, with a date of initial application of January 1, 2018. As a result, the Company has changed its accounting policy for revenue recognition. As a result of the adoption of Topic 606, these Consolidated Financial Statements and certain disclosures herein have been retrospectively recast. The details of the significant changes and quantitative impact of the changes are disclosed below.

The Company applied Topic 606 retrospectively using certain practical expedients in paragraph 606-10-65-1(f). For completed contracts that have variable consideration, the Company uses the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods. Further, the Company does not disclose the amount of consideration allocated to the remaining performance obligations or an explanation of when the Company expects to recognize that amount as revenue for the 2016 and 2015 reporting periods presented before the date of the initial application. Lastly, the Company did not retrospectively restate contracts modified before the beginning of the earliest reporting period presented but reflects the aggregate effect of all modifications that occurred before the beginning of the earliest period presented.

Principal vs. Agent Considerations

In customer transactions that also involve third parties, the Company determines whether it is responsible for providing the ultimate solution or service as a principal, or whether it is merely arranging for the solution or service to be provided by the third party as an agent. When the Company is acting as a principal in a transaction, the Company recognizes the gross amounts billed as revenue. When the Company is acting as an agent in a transaction, the Company recognizes the net amount retained as revenue. Previously, the Company followed the guidance of Topic 605, which lists eight specific indicators that are determinative in evaluating whether a contract is recorded on a gross or a net basis. Under Topic 606, the determination is based on whether an entity obtains control of goods or services prior to transfer to a customer. The Company determined interchange and third-party network fees associated with certain parts of the payment processing business were significantly impacted by the adoption of Topic 606. Previously, gross accounting applied to certain types of these transactions, depending on the specific facts and circumstances. However, under Topic 606 revenues from these arrangements will be presented on a net basis because the Company has concluded that it is acting as an agent in the transaction.

Software License Rentals

The Company previously recognized revenue for initial license fees only when a contract existed, the fee was fixed or determinable, software delivery had occurred, collection was deemed probable, and vendor specific objective evidence of fair value had been established for any undelivered elements in the arrangement. If those criteria were not met, the initial license revenue was either deferred or recognized over time depending on the specific facts and circumstances. Software license rentals typically include payments that are delayed for a period of time, causing the Company to conclude that some portion of the license fee was not fixed or determinable. In these arrangements, license revenue would be deferred until payments become due and payable. Under Topic 606, the Company’s software licenses are generally considered distinct performance obligations, and revenue allocated to the software license is typically recognized at a point in time upon delivery of the license. Software license revenue is also typically recognized at a point in time upon delivery of the license under Topic 606 even if it is sold in a rental model or with extended payment terms, provided collectability is probable. Accordingly, a larger portion of software license revenue is recognized upfront for such transactions under Topic 606 than under Topic 605.

Term License Early Renewals

The Company previously recognized revenue for term software license renewals upon execution of a license renewal contract, provided all other revenue recognition requirements were met. Under Topic 606, revenue attributable to software term license renewals is now recognized at a later date than it would have been recognized under the previous accounting policy.

Cost of Revenue and Selling, General and Administrative Expenses
Cost of revenue includes payroll, employee benefits, occupancy costs and other costs associated with personnel employed in customer service and service delivery roles, including program design and development and professional services. Cost of revenue also includes data processing costs, amortization of software, customer relationship intangible assets and depreciation on operating assets.

Selling, general and administrative expenses include payroll, employee benefits, occupancy and other costs associated with personnel employed in sales, marketing, human resources, finance, risk management and other administrative roles. Selling, general and administrative expenses also include depreciation on non-operating corporate assets, advertising costs and other marketing-related programs.

Stock-Based Compensation Plans
The Company accounts for stock-based compensation plans using the fair value method. Thus, compensation cost is measured based on the fair value of the award at the grant date and is recognized over the service period. Certain of our stock awards also contain performance conditions. In those circumstances, compensation cost is recognized over the service period when it is probable the outcome of that performance condition will be achieved. If the Company concludes at any point prior to completion of the requisite service period that it is not probable that the performance condition will be met, any previously recorded expense would be reversed.

Foreign Currency Translation
The functional currency for the foreign operations of the Company is either the U.S. Dollar or the local foreign currency. For foreign operations where the local currency is the functional currency, the translation into U.S. Dollars for consolidation is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using the average exchange rate during the period. The adjustments resulting from the translation are included in accumulated other comprehensive earnings (loss) in the Consolidated Statements of Equity and Consolidated Statements of Comprehensive Earnings and are excluded from net earnings.

Gains or losses resulting from foreign currency transactions are included in other income.

Management Estimates
The preparation of these Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Net Earnings per Share
The basic weighted average shares and common stock equivalents for the years ended December 31, 2017, 2016 and 2015 are computed using the treasury stock method.
Options to purchase approximately 4 million, 3 million and 4 million shares of our common stock for the years ended December 31, 2017, 2016 and 2015, respectively, were not included in the computation of diluted earnings per share because they were anti-dilutive.

Certain Reclassifications	Certain reclassifications have been made in the 2016 and 2015 Consolidated Financial Statements to conform to the classifications used in 2017.